Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [line items]
Schedule of dividends declared and paid

During years 2021 no distribution of dividends was made. The table below presents the dividends declared and paid in 2024, 2023 and 2022:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2024 Dividends
Mandatory Annual Shareholders’ Meeting	March 27	20,011	0.073
Less - Dividends of treasury shares		(1,571)
		18,440

2023 Dividends
Mandatory Annual Shareholders’ Meeting	March 31	20,067	0.073
Less - Dividends of treasury shares		(1,525)
		18,542

2022 Dividends
Mandatory Annual Shareholders’ Meeting	March 31	20,067	0.073
Less - Dividends of treasury shares		(1,525)
		18,542

Schedule Of Earning Per Share

Profit (loss) per share is calculated by dividing net profit (loss) for the period by the weighted average number of shares outstanding during the year. The calculation of profit (loss) per share attributable to the equity holders of the parent for the periods ended December 31 2024, 2023 and 2022 is presented below:

	2024	2023	2022

Profit (loss) for the year (numerator) - US$	402,689,000	19,855,000	602,550,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	1.59	0.08	2.372

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the parent is presented below:

	2024	2023	2022

Profit for the year (numerator) - US$	417,265,000	39,530,000	124,388,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	1.64	0.16	0.49

The calculation of profit (loss) per share from discontinuing operations attributable to the equity holders of the parent is presented below:

	2024	2023	2022

(Loss) Profit for the year (numerator) - US$	(1,022,000)	(6,848,000)	478,547,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
(Loss) Profit per basic share and diluted - US$	(0.00)	(0.03)	1.88

Common and investment shares outstanding at the close of the years 2024, 2023 and 2022 was 253,986,867.

Sociedad Minera El Brocal S.A.A
Disclosure of classes of share capital [line items]
Schedule of capital stock structure

As of December 31, 2024, the Company’s capital stock structure is as follows:

Percentage of individual capital participation	Number of shareholders	Total percentage interest

Up to 1.00	2,308	4.34
From 1.01 to 20.00 (i)	2	21.10
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,312	100.00

(i)Includes the percentage of participation acquired by FMC equivalent to 1.52% (see Note 1(a)).

Schedule of dividend distribution

			Amount per
Approval date	Approved in:	Amount	common share	Withholding tax	Payment date
		US$(000)		(%)
03/24/2025	Annual mantadory shareholders meeting	250,000	0.71	4.1 and 6.8	04/23/2025
11/13/2024	Board meeting	400,000	1.14	4.1	12/12/2024
07/24/2024	Board meeting	300,000	0.86	4.1	08/29/2024
03/22/2024	Annual mandatory shareholders meeting	150,000	0.43	4.1	04/26/2024
11/10/2023	Board meeting	250,000	0.71	4.1	12/14/2023
07/03/2023	Board meeting	250,000	0.71	4.1	08/03/2023
03/24/2023	Annual mandatory shareholders meeting	250,000	0.71	4.1	04/28/2023

Capital stock [Member]
Disclosure of classes of share capital [line items]
Schedule of classes of share capital

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

Investment shares [Member]
Disclosure of classes of share capital [line items]
Schedule of classes of share capital

	Number of
	shares	2024	2023
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)
	271,677	2,717	791